INVESTMENT IN AN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2013
INVESTMENT IN AN AFFILIATED COMPANY [Abstract]
INVESTMENT IN AN AFFILIATED COMPANY
NOTE 3 -           INVESTMENT IN AN AFFILIATED COMPANY

a.	Acquisition of stocks of FAvS

On December 4, 2009, the Company, through its subsidiary Piedmont, signed an investment agreement with FAvS. According to the agreement Piedmont was issued 288,334 shares of Class B Common stock of FAvS representing 37% of FAvS' then share capital and $ 750 of FAvS Preferred stocks (entitled to cash dividends at an annual rate of 12% payable quarterly or to additional Preferred stocks at an annual rate of 15%) in return for Piedmont's propeller and parts businesses.

On the date of the above mentioned transaction, FAvS also signed an agreement to purchase all the assets and liabilities of Aerospace Turbine Rotables ("AeTR"). AeTR specializes in renovation and repair of landing gear, safety equipment and hydraulic and electrical components for corporate, regional and military aircraft. Piedmont also provided a guarantee for a period of one year (later renewed for additional periods until finally released on March 2013 as described further below) of up to $ 7,000 with respect to FAvS' debt in connection with the acquisition of AeTR (see also note 14(e)).

On October 1, 2010, Piedmont agreed to extend the guarantee for $6,600, by renewing the guarantee to the lender of FAvS. The renewed guarantee was for a period of 15 months that ended on December 31, 2011, and Piedmont was also granted a second lien on the assets of FAvS to secure the repayment obligations of FAvS in the event that the letter of credit is drawn upon. Piedmont also entered into an inter creditor agreement with the lender to FAvS which subordinated Piedmont's claims if the letter of credit is drawn upon to the obligations of FAvS to the lender.

FAvS' shares are quoted over the counter (OTC) at the PINKSHEET stock market (PINKSHEET: FAVS.PK). FAvS' share value as of December 31, 2013, 2012 and 2011 was $6.60, $7.0 and $5.45, respectively. The Company believes that the share value does not reflect the fair value of FAvS' share, due to very low trading volume in FAvS' shares that do not comprise an active market.

A commercial dispute existed between Piedmont and FAvS relating to the propeller maintenance business which had been contributed to FAvS by Piedmont, as part of the transaction discussed above.  The commercial dispute began in April 2010 when a customer of the propeller maintenance business requested reimbursement from FAvS for damages to certain propellers. FAvS then sought reimbursement from Piedmont for such amounts.

In order to settle the commercial dispute that existed between TAT's subsidiary, Piedmont and FAvS, on June 30, 2011, Piedmont and FAvS entered into a Settlement Agreement and Release (the "Settlement Agreement"). Pursuant to the Settlement Agreement, each party fully released the other party and acknowledged that the settlement was a compromise of disputed claims and was not to be construed as an admission of liability or wrongdoing.  In addition, each party agreed not to disparage the other and Piedmont paid an aggregate amount of $1,400 to FAvS (which amount had been fully reserved during 2010).

Simultaneously with the execution of the Settlement Agreement, the Chief Executive Officer and controlling stockholder of FAvS ("FAvS CEO"), purchased 166,113 shares of Class A Common Stock of FAvS at a price of $18.06 per share, for an aggregate amount of $3,000, while diluting Piedmont's interest in FAvS from 36.6% to 30.3% (29.36% as of December 31, 2013). In addition, Piedmont agreed to extend its guarantee to the bank debt incurred by FAvS to fund the AeTR transaction through June 30, 2013 and to continue to provide a letter of credit to secure such guarantee.  The amortization schedule for such debt was revised so that no amortization will occur until June 30, 2012. Thereafter the debt will amortize at the rate of $200 per month. On March 18, 2013, the guarantee was released with the completion of the transaction, as described further below.

The Stockholders Agreement initially entered into in 2009 between Piedmont and FAvS CEO was also amended to delete the reciprocal drag along rights and to provide that Piedmont may designate one member to the Board of Directors of FAvS (rather than the two members provided in the original agreement). Finally, the Rights Agreement entered into in 2009 between Piedmont and FAvS was amended so that Piedmont's right to approve certain material corporate actions by FAvS has been limited to the right to approve contracts or agreements with affiliates of FAvS. The amendment also provided that the approval of Piedmont would not be required if FAvS seeks to raise additional capital from FAvS CEO as long as the consideration that was paid by FAvS CEO was not less than the consideration that would have been paid by a third-party in an arms-length transaction and would have been a fair, equitable and reasonable consideration under the circumstances.

In connection with the Settlement Agreement and the dilution in Piedmont's interest in FAvS, the Company recorded, on June 30, 2011, a gain in the amount of $240 related to the $3,000 capital investment in FAvS by FAvS CEO which was at a higher share price than recorded at Piedmont books.

In June 2012, FAvS entered into another transaction with FAvS CEO, pursuant to which FAvS borrowed $3,000 from FAvS CEO, secured by a third lien on the assets of FAvS. The loan bears interest at 10% and in addition FAvS CEO was issued warrants to purchase shares of Class A Common Stock of FAvS, representing 15% of FAvS post-exercise shareholders' equity, at an exercise price of $7.00 per share. Pursuant to the terms and conditions of the transaction, management believed that there were indicators of impairment with respect to TAT's investment in FAvS. Accordingly, the Company performed an impairment test of its investment in FAvS, with the assistance of a third party valuation. Based on the results of this test, the Company determined that its investment in FAvS was impaired by $3,300. The impairment was due to a decline in FAvS' profitability margins and future forecasted sales levels.

On March 18, 2013, FAvS closed a transaction according to which it sold the majority of the stock of API, one of its subsidiaries, for a total purchase price of $16,500, out of which $15,900 were used to pay-off the outstanding balance of FAvS' Revolving Line of Credit as of the transaction date. The sale resulted in FAvS retaining a 3% equity interest in the API business. The transaction resulted in a loss from discontinued operations on FAvS books and a write-down of the API business of $11,500 (the "Write Down") which is included in the FAvS loss for the year ended December 31, 2012. As mentioned above, on June 30, 2012, as a result of certain indications of impairment, the Company recorded an impairment charge of $3,300 in its investment in FAvS (which approximates its share in the said Write-Down). The Company also recorded its share in the losses of FAvS for the year ended on December 31, 2012 in the amount of $456. As such, no additional impairment was required to be recorded by Piedmont at the time of the closing of the sale of API. Simultaneously with the transaction, FAvS paid-off its Term Loan in the amount of $4,000 on March 18, 2013, thereby releasing the guarantee issued to the lending bank by the Piedmont. Accordingly the restricted deposit associated with the above guarantee, was released as well as of March 18, 2013.

b.	Financial information

The FAvS audited consolidated financial statements as of December 31, 2012, which were signed on March 20, 2013, included a restatement for their 2011 consolidated financial statements for the correction of errors in its previously reported amounts.

Company's management reviewed the restatement and its effect on the consolidated financial statements of the Company and found it to be immaterial to the Company's financial statements for all periods reported. Accordingly, no restatement was recorded in the Company's consolidated financial statements.

Condensed financial information from FAvS consolidated balance sheets as of December 31, 2013 and 2012:

	December 31,
	2013	2012

Current assets	$10,179	$31,090
Long-term assets	8,954	9,742
Total assets	19,133	40,832

Current liabilities	6,522	31,476
Long-term liabilities	4,471	4,196
Total liabilities	$10,993	$35,672

Condensed financial information from FAvS consolidated statements of operations for each of the three years in the period ended December 31, 2013:

	Year ended December 31,
	2013	2012	2011

Net sales	$23,445	$21,579	$20,515
Gross profit	6,182	9,202	8,626
Loss from continuing operations	(341)	(1,476)	630
Net income (loss)	3,158	(12,979)	(94)
Income (loss) attributable to common stockholders	$2,821	$(13,271)	$(345)

A reconciliation of the share in results of affiliated company and impairment of share in affiliated company for each of the years ended December 31, 2013, 2012 and 2011:

	Year ended December 31,
	2013	2012	2011

Share in income (loss) related to common stockholders	$837	$(653)	$192
Share in income related to preferred stock	187	197	139
Impairment of in affiliated company	-	(3,300)	-
Gain from dilution of interests in affiliated company	-	-	240
Net income (loss)	$1,024	$(3,756)	$571